Commitments and contingencies (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2019 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and contingencies
Operating lease term	38 months
Rented area (in square feet) | ft²	3,030
Monthly lease payments	$ 12,000
Deposit held by lessor						$ 27,000	$ 27,000
Operating lease cost		$ 37,000.0	$ 38,000.0	$ 111,000.0	$ 113,000.0	$ 200,000	$ 100,000